Net Loss Per Share - Schedule of Computation of the Basic and Diluted Income per Share of Class A Common Stock (Details) - Class A Common Stock [Member] - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Numerator
Net income attributable to Class A common shareholders	$ (424,262)	$ (2,233,543)
Denominator
Basic weighted-average shares of Class A common stock outstanding	5,053,942	3,696,721
Diluted weighted-average shares of Class A common stock outstanding	5,053,942	3,696,721
Net income per share of Class A common stock - basic	$ (0.08)	$ (0.6)
Net income per share of Class A common stock - diluted	$ (0.08)	$ (0.6)